Restricted share units - RSU assumptions (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 01, 2022 CAD ($) director $ / shares shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free rate		0.85%
Expected equity volatility		60.00%
Share price | $ / shares		$ 10.25
Expected dividend rate		0.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded subject to time vesting	295,000
RSUs | Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of directors | director	4
Number of shares awarded subject to time vesting	235,000
Number of shares awarded subject to market capitalization	60,000
Increase in the market capitalization | $	$ 4
Risk-free rate	2.83%
Expected equity volatility	73.33%
Share price | $ / shares	$ 44.84
Expected dividend rate	0.00%
Probability of success	85.42%